UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2007

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Ashley Austin
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Ashley Austin	Memphis, Tennessee		02/07/2008

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:85
Form 13F Information Table Value Total:	359408

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
PUT/CALLINVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Annuity & Life Re   Hldgs Common G03910109 107	156800	SH Sole	156800	0
Asiapharm Group Ltd Shs Common	G06219102 4854	12875000 SH Sole 12875000 0
Asiapharm Group Ltd Shs Common	G06219102 858	2275000	SH Other 01 0 0 2275000
Bank Leum Le Israel Shs Common	M16043107 4457	1021500	SH Sole	 1021500 0
Bank Leum Le Israel Shs Common	M16043107 779	178500	SH Other 01 0	0 178500
Benda Pharmaceutical  Common 08165P108 11993 13325574 SH Sole 13325574	0
Burren Energy Plc Shs Common G1723V108 827 48300 SH Sole 48300 0
Chaoda Modern Agric Common G2046Q107 13195 16210405 SH Sole 16210405 0
Chaoda Modern Agric Common G2046Q107 2646 3250000 SH Other 01 0	0 3250000
Chevrontexaco Corp Common 166764100 702	7506 SH	Sole 7506 0
China Biotics Inc   Com Common	16937B109 7272 909040 SH Sole	 909040	0
China Farm Equipment Ltd Common	Y1489R101 59 149000 SH Sole	 149000	0
China Farm Equipment Ltd Common	Y1489R101 58 148000 SH Other 01 0 0 148000
China Housing and Land De Common 16939V103 6537	1393889	SH Sole	 1393889 0
China Pharma Common 16941T104 540 300000 SH Sole 300000	0
China Recycling Energ Common 168913101 122 184687 SH Sole 184687 0
China Zenith Chemical Gro Common G215A1103 21391 325836000 SH Sole 325836000 0
China Zenith Chemical Gro
Common G215A1103 3822	58218000 SH Other 01 0 0 58218000
Cia Brasileira De Petro Common P25687115 44392 2779200 SH Sole 2779200 0
Cia Brasileira De Petro Common P25687115 8038	503200	SH Other 01 0 0	503200
Coca Cola Corporation Common 191216100	276 4800 SH Sole 4800 0
Colgate-Palmolive Confs I Common 194162103 257	3600 SH Sole 3600 0
Conocophillips Nfs L Common 20825C104 7371 83978 SH Sole 83978	0
Conocophillips Nfs L Common 20825C104 1265 14415 SH Other 01 0 0 14415
Daqing Petroleum & Chemic Common ZZZ99T923 1 69000 SH Sole 69000 0
Dnb Nor Asa Ord S Common R1812S105 35833 2349380 SH Sole 2349380 0
Dnb Nor Asa Ord S Common R1812S105 6241	409200	SH Other 01 0 0	409200
Eiker Sparebank Asa Prima Common R1984E108 468	16685 SH Sole 16685	0
Eiker Sparebank Asa Prima Common R1984E108 67 2400 SH Other 01 0 0 2400
Enerchina Holdings Ltd Common G30392131 5444 95504400 SH Sole 95504400 0
Enerchina Holdings Ltd Common G30392131 859 15070000 SH	 Other 01 0 0 15070000
Exxon Mobil Corporation Common	30231G102 1213	13108 SH Sole 13108 0
Finmetal Mng Ltd  Common 318029105 8 27000 SH Sole 27000 0
Full Apex Holdings Ltd S Common	G3687W106 2136 8443000 SH Sole 8443000 0
Full Apex Holdings Ltd S Common	G3687W106 316 1250000 SH Other 01 0 0 1250000
Fushi Intl Inc Com Common 36113C101 35267 2663339 SH Sole 2663339 0
Fushi Intl Inc Com Common 36113C101 3433 246069	SH Other 01 0 0	246069
General Electric Common	369604103 680 16425 SH Sole 16425 0
Guangdong Nan Yue Logis Common Y2930Z106 6668 14188000 SH Sole 14188000	0
Guangdong Nan Yue Logis Common	Y2930Z106 1173 2496000	SH Other 01 0 0	2496000
Heng Tai Consumablesgroup Common G44035106 8727	54205214 SH Sole 54205214 0
Heng Tai Consumablesgroup Common G44035106 1454	9030000	SH Other 01 0 0	9030000
International Business Ma Common 459200101 1657	14068 SH Sole 14068 0
Kingboard Copper Foil Common G52567107 4721 16135000 SH Sole 16135000	0
Kingboard Copper Foil Common G52567107 847 2894000 SH Other 01 0 0 2894000
Mobileone Ltd Isin Common Y8838Q122 7454 5378250 SH Sole 5378250 0
Mobileone Ltd Isin Common Y8838Q122 1435 1035150 SH Other 01 0 0 1035150
Murphy Oil Corp Common	626717102 559 8000 SH Sole 8000	0
Orkla A/S Nok25 Ser A Common R67787102 426 24000 SH Sole 24000 0
Ouhua Energy Holdi Common G6843Q103 61 205000 SH Sole 205000 0
Ouhua Energy Holdi Common G6843Q103 54 180000 SH Other 01 0 0 180000
People S Food Holdings Lt Common G7000R108 7478	7765300	SH Sole	7765300	0
People S Food Holdings Lt Common G7000R108 1254	1302000	SH Other 01 0 0	1302000
Proview Inter Common G7283A103 2985 19692000 SH	Sole 19692000 0
Proview Inter Common G7283A103 453 2990000 SH Other 01 0 0 2990000
Qiao Xing Mobile Commu Common	G73031109 3308 339300 SH Sole 339300 0
Qiao Xing Mobile Commu Common G73031109 512 52500 SH Other 01 0	0 52500
Ritar Common 169423100 5140 2056075 SH	Sole 2056075 0
Sandnes Sparebank Prima Common	R74676108 478 15850 SH Sole 15850 0
Shengtai Pharmaceutical Common	952165108 5963 2650000	SH Other 01 0 0	2482000
Singapore Reinsuranccorp Common	Y7996A101 4980 20665000 SH Sole	 20665000 0
Singapore Reinsuranccorp Common	Y7996A101 757 3143000 SH Other	01 0 0 3143000
Sinolink Worldwide Hldgs Common	G8165B102 6327	19711650 SH Sole 19711650 0
Sinolink Worldwide  Hldgs Common G8165B102 1063	3311250	SH Other 01 0 0	3311250
Sparebanken Midt Norge Common R82401101 2443 187500 SH Sole 187500 0
Sparebanken Midt Norge Common R82401101 556 42700 SH Other 01 0	0 42700
Sparebanken Nord Norge Common R8288N106 3183 130254 SH Sole 130254 0
Sparebanken Nord Norge Common R8288N106 442 18100 SH Other 01 0	0 18100
Sparebanken Vest As Prima Common R8323C107 936	26700	SH Sole	26700 0
Taiwan Mobile Co Ltdshs Common Y84153215 201 148000 SH Sole 148000 0
Totens Sparebank As Prima Common R92151100 1450	46250 SH Sole 46250 0
Totens Sparebank As Prima Common R92151100 232 7400 SH Other 01 0 0 7400
Truly Intl Hldgs  Hkd0. Common G91019102 7031	2607000	SH Sole	 2607000 0
Truly Intl Hldgs Hkd0. Common	G91019102 1052	390000	SH Other 01 0 0	390000
United Food Holdingsltd Common	G9232V105 3718	29048500 SH Sole 29048500 0
United Food Holdingsltd Common	G9232V105 587	4583700	SH Other 01 0 0	4583700
United Technologies Corp Common	913017109 740 9200 SH Sole 9200	0
Wah Sang Gas Holdi Common G9419C128 0 34048000 SH Sole 34048000 0
Wah Sang Gas Holdi Common G9419C128 0 6300000	SH Other 01 0	0 6300000
Wuyi Intl Pharma Co Ltd S Common G98089108 22126 120247500 SH Sole 120247500 0
Wuyi Intl Pharma Co Ltd S Common G98089108 571	3105000	SH Other 01 0 0 3105000
Yingli Solar Company Common 98584B103 4421	206825 SH Sole	206825	0

			359408